Cover	Jan. 20, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 20, 2026
Entity File Number	001-37482
Entity Registrant Name	The Kraft Heinz Company
Entity Central Index Key	0001637459
Entity Tax Identification Number	46-2078182
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One PPG Place
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222
City Area Code	412
Local Phone Number	456-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, $0.01 par value
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	KHC
Security Exchange Name	NASDAQ
3.500% Senior Notes due 2029
Title of 12(b) Security	3.500% Senior Notes due 2029
Trading Symbol	KHC29
Security Exchange Name	NASDAQ
3.250% Senior Notes due 2033
Title of 12(b) Security	3.250% Senior Notes due 2033
Trading Symbol	KHC33
Security Exchange Name	NASDAQ